Cover Page	Jul. 30, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	Commvault Systems Inc
Entity Central Index Key	0001169561
Entity Emerging Growth Company	false
Entity File Number	1-33026
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3447504
Entity Address, Address Line One	1 Commvault Way
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	870-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false